SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments for operating leases	$ 49	$ 45	$ 29
Total lease expenses	$ 49	$ 133	$ 89